Equity Method Investments	12 Months Ended
Dec. 31, 2015
Equity Method Investments [Abstract]
Equity Method Investments

3.        Equity Method Investments

  Diana Containerships Inc. (“Diana Containerships”): On July 29, 2014, DSI invested $40,000 in Diana Containerships and acquired 15,936,255 additional shares increasing its ownership as at December 31, 2014 to 26.34%. As at December 31, 2015, DSI owned 26.08% of the share capital of Diana Containerships. As at December 31, 2015 and 2014, the investment in Diana Containerships amounted to $62,376 and $67,546, respectively, and is included in “Equity method investments” in the accompanying consolidated balance sheets. As at December 31, 2015, the market value of the investment was $15,416 based on Diana Containerships' closing price on Nasdaq of $0.80.

  For 2015, 2014, and 2013, the investment in Diana Containerships resulted in loss of $4,977, income of $12,668, and loss of $6,094, respectively, which is included in “Income/(loss) from equity method investments” in the accompanying consolidated statements of operations. Also for 2015, 2014, and 2013, DSI received dividends from Diana Containerships amounting to $193, $763 and $4,000, respectively.

  Diana Wilhelmsen Management Limited (“DWM”): DWM is a joint venture which was established on May 7, 2015 by Diana Ship Management Inc., a wholly owned subsidiary of DSI, and Wilhelmsen Ship Management Holding Limited, an unaffiliated third party, each holding 50% of DWM. As at December 31, 2015, DWM provided management services to six vessels of the Company's fleet (Note 4(d)). The DWM office is located in Limassol, Cyprus. As at December 31, 2015, the investment in DWM amounted to $111 and is included in “Equity method investments” in the accompanying 2015 consolidated balance sheet. From DWM's formation until December 31, 2015, loss from investment amounted to $156 and is included in “Income/(loss) from equity method investments” in the accompanying 2015 consolidated statement of operations.